JPMorgan Research Market Neutral Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 99.6%
Common Stocks — 80.0%
Aerospace & Defense — 2.2%
Howmet Aerospace, Inc. (a)	13	3,828
RTX Corp. (a)	15	3,240
TransDigm Group, Inc. (a)	1	937
		8,005
Air Freight & Logistics — 0.3%
FedEx Corp.	4	1,165
Banks — 3.0%
Bank of America Corp.	6	377
Fifth Third Bancorp (a)	80	4,492
US Bancorp	55	3,483
Wells Fargo & Co. (a)	32	2,791
		11,143
Beverages — 0.5%
Keurig Dr Pepper, Inc.	26	810
PepsiCo, Inc.	9	1,183
		1,993
Biotechnology — 2.2%
AbbVie, Inc. (a)	5	1,198
Alnylam Pharmaceuticals, Inc. *	1	259
Biogen, Inc. *	10	2,040
BioMarin Pharmaceutical, Inc. *	3	187
Neurocrine Biosciences, Inc. *	8	1,242
Regeneron Pharmaceuticals, Inc.	1	1,042
Vertex Pharmaceuticals, Inc. * (a)	5	2,204
		8,172
Broadline Retail — 1.0%
Amazon.com, Inc. * (a)	13	3,659
Building Products — 1.3%
Lennox International, Inc.	1	460
Masco Corp.	10	742
Trane Technologies plc	8	3,561
		4,763
Capital Markets — 4.3%
Ares Management Corp., Class A	7	834
Blackstone, Inc.	14	1,818
Cboe Global Markets, Inc.	3	1,040
Charles Schwab Corp. (The) (a)	17	1,772
MarketAxess Holdings, Inc.	4	676
Morgan Stanley	14	2,922
MSCI, Inc.	2	1,385
S&P Global, Inc.	7	3,005
State Street Corp.	13	2,295
		15,747

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Chemicals — 1.2%
Albemarle Corp.	6	670
Ecolab, Inc.	11	3,048
PPG Industries, Inc.	5	578
		4,296
Communications Equipment — 0.6%
Arista Networks, Inc. *	13	2,396
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	—	210
Consumer Finance — 1.3%
American Express Co.	10	3,135
Capital One Financial Corp.	8	1,731
		4,866
Consumer Staples Distribution & Retail — 0.4%
Walmart, Inc.	13	1,464
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	21	485
Comcast Corp., Class A	13	326
Space Exploration Technologies Corp., Class A *	13	1,411
		2,222
Electric Utilities — 4.1%
Entergy Corp. (a)	58	6,268
NextEra Energy, Inc. (a)	60	5,186
Southern Co. (The) (a)	37	3,511
		14,965
Electrical Equipment — 0.9%
Eaton Corp. plc	1	395
Emerson Electric Co.	3	404
Innio NV (Germany) *	48	1,174
Vertiv Holdings Co., Class A	6	1,420
		3,393
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	19	3,023
Corning, Inc.	15	2,109
Keysight Technologies, Inc. *	1	262
		5,394
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	32	1,955
Entertainment — 2.3%
Netflix, Inc. *	30	2,144
Spotify Technology SA *	2	822
Take-Two Interactive Software, Inc. *	8	2,044

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Entertainment — continued
Walt Disney Co. (The) (a)	19	1,806
Warner Music Group Corp., Class A (a)	67	1,739
		8,555
Financial Services — 6.0%
Affirm Holdings, Inc., Class A * (a)	41	2,894
Corpay, Inc. * (a)	17	6,563
Fidelity National Information Services, Inc. (a)	76	3,404
Klarna Group plc (United Kingdom) *	19	355
Mastercard, Inc., Class A (a)	12	6,941
Toast, Inc., Class A *	40	1,285
WEX, Inc. *	3	601
		22,043
Food Products — 0.0% ^
Mondelez International, Inc., Class A	3	170
Ground Transportation — 1.3%
CSX Corp.	57	2,868
Fedex Freight Holding Co., Inc. *	3	413
Saia, Inc. *	1	596
XPO, Inc. *	4	750
		4,627
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	11	1,135
Edwards Lifesciences Corp. *	13	1,162
Intuitive Surgical, Inc. *	5	1,697
Stryker Corp.	4	1,380
		5,374
Health Care Providers & Services — 2.1%
Cencora, Inc.	4	1,263
Humana, Inc.	5	1,744
McKesson Corp.	—	186
Tenet Healthcare Corp. *	4	1,121
UnitedHealth Group, Inc. (a)	8	3,337
		7,651
Health Care REITs — 1.1%
Ventas, Inc.	40	3,731
Welltower, Inc.	2	397
		4,128
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	9	1,689
Chipotle Mexican Grill, Inc., Class A * (a)	20	742
DoorDash, Inc., Class A *	20	4,021
McDonald's Corp. (a)	8	2,081

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.	1	230
Yum! Brands, Inc. (a)	11	1,754
		10,517
Household Products — 0.6%
Church & Dwight Co., Inc.	21	2,086
Industrial Conglomerates — 0.9%
3M Co. (a)	19	3,384
Insurance — 3.2%
Aon plc, Class A	14	5,091
Arthur J Gallagher & Co. (a)	11	2,586
Progressive Corp. (The) (a)	19	4,063
		11,740
Interactive Media & Services — 0.6%
Meta Platforms, Inc., Class A (a)	4	2,307
IT Services — 1.3%
Accenture plc, Class A	10	1,595
Cognizant Technology Solutions Corp., Class A (a)	12	648
Shopify, Inc., Class A (Canada) *	21	2,525
		4,768
Life Sciences Tools & Services — 1.4%
Danaher Corp.	4	753
IQVIA Holdings, Inc. *	2	398
Thermo Fisher Scientific, Inc.	4	2,395
Waters Corp. *	4	1,681
		5,227
Machinery — 3.1%
AGCO Corp.	2	227
Deere & Co.	1	371
Donaldson Co., Inc.	25	2,326
Dover Corp.	17	3,595
IDEX Corp.	10	2,214
Ingersoll Rand, Inc.	21	1,774
Parker-Hannifin Corp.	1	753
		11,260
Media — 0.5%
Omnicom Group, Inc.	22	1,763
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	12	751
Multi-Utilities — 2.7%
Ameren Corp. (a)	21	2,321
Dominion Energy, Inc.	26	1,779

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Multi-Utilities — continued
NiSource, Inc.	27	1,184
Sempra (a)	52	4,624
		9,908
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.	4	958
ConocoPhillips	14	1,761
Devon Energy Corp.	13	578
EOG Resources, Inc.	9	1,409
EQT Corp.	29	1,544
Marathon Petroleum Corp.	4	1,193
Targa Resources Corp.	7	2,020
Williams Cos., Inc. (The)	24	1,695
		11,158
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	17	1,462
United Airlines Holdings, Inc. *	3	448
		1,910
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co. (a)	22	1,400
Elanco Animal Health, Inc. *	16	429
Johnson & Johnson (a)	15	3,915
		5,744
Residential REITs — 0.2%
American Homes 4 Rent, Class A	9	301
UDR, Inc.	14	550
		851
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc. *	2	812
Analog Devices, Inc.	1	234
ASML Holding NV (Registered), ADR (Netherlands) (a)	1	2,005
Broadcom, Inc.	5	1,821
Cerebras Systems, Inc., Class A *	4	693
Lam Research Corp.	10	2,865
Micron Technology, Inc.	2	1,852
NVIDIA Corp. (a)	14	2,764
NXP Semiconductors NV (Netherlands) (a)	6	1,410
ON Semiconductor Corp. *	19	1,575
Skyworks Solutions, Inc.	22	1,399
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3	1,133
Texas Instruments, Inc.	—	123
		18,686
Software — 2.2%
Autodesk, Inc. *	6	1,438

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Software — continued
Cadence Design Systems, Inc. *	4	1,349
Crowdstrike Holdings, Inc., Class A *	4	676
Intuit, Inc.	4	1,235
Microsoft Corp. (a)	4	1,737
Palo Alto Networks, Inc. *	2	761
Salesforce, Inc.	4	773
		7,969
Specialized REITs — 0.6%
American Tower Corp.	3	515
Equinix, Inc.	2	1,649
		2,164
Specialty Retail — 4.8%
AutoZone, Inc. *	1	3,891
Best Buy Co., Inc.	6	486
Burlington Stores, Inc. * (a)	12	4,460
Lowe's Cos., Inc. (a)	22	4,620
O'Reilly Automotive, Inc. *	27	2,387
Ross Stores, Inc. (a)	6	1,489
Tractor Supply Co.	10	317
		17,650
Technology Hardware, Storage & Peripherals — 2.1%
Hewlett Packard Enterprise Co.	79	3,777
Seagate Technology Holdings plc	2	1,721
Western Digital Corp.	4	2,151
		7,649
Tobacco — 0.5%
Philip Morris International, Inc.	10	1,952
Trading Companies & Distributors — 0.7%
United Rentals, Inc.	3	2,725
Water Utilities — 1.0%
American Water Works Co., Inc.	28	3,764
Wireless Telecommunication Services — 0.0% ^
T-Mobile US, Inc.	1	146
Total Common Stocks (Cost $231,471)		294,435
Short-Term Investments — 19.6%
Investment Companies — 19.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c)(Cost $71,986)	71,985	71,992
Total Long Positions (Cost $303,457)		366,427

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — (75.6)%
Common Stocks — (75.6)%
Aerospace & Defense — (1.6)%
Honeywell Aerospace, Inc. *	(8)	(1,573)
Lockheed Martin Corp.	(3)	(1,894)
Northrop Grumman Corp.	(4)	(2,333)
(5,800)
Air Freight & Logistics — (0.2)%
CH Robinson Worldwide, Inc.	(5)	(731)
Automobiles — (0.6)%
Tesla, Inc. *	(7)	(2,103)
Banks — (2.9)%
Citizens Financial Group, Inc.	(47)	(3,385)
KeyCorp	(142)	(3,204)
Regions Financial Corp.	(131)	(4,046)
(10,635)
Beverages — (0.5)%
Coca-Cola Co. (The)	(6)	(496)
Molson Coors Beverage Co., Class B	(27)	(1,136)
Monster Beverage Corp. *	(3)	(266)
(1,898)
Biotechnology — (2.2)%
Amgen, Inc.	(9)	(3,524)
Gilead Sciences, Inc.	(10)	(1,303)
Incyte Corp. *	(14)	(1,731)
Moderna, Inc. *	(25)	(1,358)
(7,916)
Broadline Retail — (1.6)%
eBay, Inc.	(53)	(5,998)
Capital Markets — (4.4)%
Bank of New York Mellon Corp. (The)	(10)	(1,656)
Blackrock, Inc.	(2)	(1,756)
Carlyle Group, Inc. (The)	(20)	(930)
Coinbase Global, Inc., Class A *	(11)	(1,574)
FactSet Research Systems, Inc.	(2)	(501)
Franklin Resources, Inc.	(95)	(3,209)
Goldman Sachs Group, Inc. (The)	(1)	(1,142)
LPL Financial Holdings, Inc.	(5)	(1,814)
Moody's Corp.	(2)	(977)
Nasdaq, Inc.	(11)	(999)
Northern Trust Corp.	(6)	(1,176)
Robinhood Markets, Inc., Class A *	(3)	(269)
(16,003)
Chemicals — (1.3)%
Air Products and Chemicals, Inc.	(4)	(1,061)
Celanese Corp., Class A	(16)	(724)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Chemicals — continued
Dow, Inc.	(40)	(1,205)
Eastman Chemical Co.	(22)	(1,568)
Sherwin-Williams Co. (The)	(1)	(385)
(4,943)
Commercial Services & Supplies — (2.7)%
Cintas Corp.	(10)	(2,132)
Republic Services, Inc., Class A	(2)	(371)
Veralto Corp.	(35)	(3,316)
Waste Management, Inc.	(19)	(4,239)
(10,058)
Communications Equipment — (1.7)%
Cisco Systems, Inc.	(55)	(6,369)
Consumer Finance — (0.8)%
Synchrony Financial	(39)	(2,983)
Consumer Staples Distribution & Retail — (4.2)%
Dollar General Corp.	(16)	(1,996)
Dollar Tree, Inc. *	(43)	(5,469)
Kroger Co. (The)	(31)	(1,776)
Sysco Corp.	(25)	(2,129)
Target Corp.	(27)	(3,982)
(15,352)
Distributors — (0.3)%
Pool Corp.	(6)	(1,137)
Electric Utilities — (6.8)%
American Electric Power Co., Inc.	(37)	(4,691)
Duke Energy Corp.	(36)	(4,456)
Eversource Energy	(61)	(4,394)
Exelon Corp.	(105)	(4,820)
FirstEnergy Corp.	(49)	(2,358)
PPL Corp.	(102)	(3,584)
Xcel Energy, Inc.	(8)	(639)
(24,942)
Electrical Equipment — (0.8)%
Acuity, Inc.	(7)	(2,192)
Rockwell Automation, Inc.	(1)	(785)
(2,977)
Energy Equipment & Services — (0.0)% ^
Halliburton Co.	(3)	(85)
Entertainment — (0.6)%
TKO Group Holdings, Inc.	(13)	(2,348)
Financial Services — (2.7)%
Berkshire Hathaway, Inc., Class B *	(2)	(906)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Financial Services — continued
Block, Inc. *	(57)	(4,630)
Voya Financial, Inc.	(35)	(3,473)
Western Union Co. (The)	(169)	(1,080)
(10,089)
Food Products — (1.1)%
Campbell's Co. (The)	(49)	(1,078)
Conagra Brands, Inc.	(62)	(894)
General Mills, Inc.	(39)	(1,398)
Kraft Heinz Co. (The)	(22)	(575)
(3,945)
Ground Transportation — (0.2)%
Old Dominion Freight Line, Inc.	(4)	(769)
Health Care Equipment & Supplies — (1.8)%
Becton Dickinson & Co.	(2)	(381)
Dentsply Sirona, Inc.	(70)	(933)
Dexcom, Inc. *	(2)	(200)
GE HealthCare Technologies, Inc.	(6)	(377)
Medline, Inc., Class A *	(36)	(1,412)
Medtronic plc	(15)	(1,319)
Zimmer Biomet Holdings, Inc.	(22)	(2,049)
(6,671)
Health Care Providers & Services — (0.8)%
Cardinal Health, Inc.	(3)	(689)
Centene Corp. *	(6)	(357)
Cigna Group (The)	(4)	(1,194)
Elevance Health, Inc.	(2)	(603)
(2,843)
Hotels, Restaurants & Leisure — (1.2)%
Expedia Group, Inc.	(3)	(773)
Starbucks Corp.	(35)	(3,684)
(4,457)
Household Durables — (0.7)%
DR Horton, Inc.	(3)	(386)
Mohawk Industries, Inc. *	(6)	(762)
NVR, Inc. *	—	(529)
Toll Brothers, Inc.	(6)	(903)
(2,580)
Household Products — (0.4)%
Clorox Co. (The)	(11)	(1,036)
Procter & Gamble Co. (The)	(2)	(352)
(1,388)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Industrial Conglomerates — (0.5)%
Honeywell International, Inc.	(8)	(1,849)
Insurance — (3.6)%
Aflac, Inc.	(1)	(169)
Allstate Corp. (The)	(18)	(4,605)
American International Group, Inc.	(9)	(700)
Kinsale Capital Group, Inc.	(2)	(780)
RenaissanceRe Holdings Ltd. (Bermuda)	(1)	(420)
Ryan Specialty Holdings, Inc.	(42)	(1,870)
Travelers Cos., Inc. (The)	(4)	(1,337)
WR Berkley Corp.	(45)	(3,224)
(13,105)
Interactive Media & Services — (0.1)%
Alphabet, Inc., Class C	(1)	(274)
IT Services — (0.3)%
EPAM Systems, Inc. *	(9)	(926)
International Business Machines Corp.	(1)	(334)
(1,260)
Life Sciences Tools & Services — (0.8)%
Agilent Technologies, Inc.	(11)	(1,583)
ICON plc *	(4)	(570)
Revvity, Inc.	(7)	(820)
(2,973)
Machinery — (3.7)%
Illinois Tool Works, Inc.	(16)	(4,693)
Otis Worldwide Corp.	(51)	(3,676)
PACCAR, Inc.	(3)	(386)
Snap-on, Inc.	(9)	(3,696)
Stanley Black & Decker, Inc.	(14)	(1,289)
(13,740)
Media — (0.7)%
Paramount Skydance Corp., Class B	(128)	(1,018)
Sirius XM Holdings, Inc.	(56)	(1,654)
(2,672)
Multi-Utilities — (0.6)%
Consolidated Edison, Inc.	(19)	(2,115)
Oil, Gas & Consumable Fuels — (3.8)%
APA Corp.	(53)	(1,963)
Chevron Corp.	(9)	(1,811)
Diamondback Energy, Inc.	(2)	(488)
Enbridge, Inc. (Canada)	(60)	(3,270)
Kinder Morgan, Inc.	(49)	(1,583)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp.	(44)	(2,508)
ONEOK, Inc.	(27)	(2,432)
(14,055)
Passenger Airlines — (0.2)%
Southwest Airlines Co.	(18)	(823)
Pharmaceuticals — (1.9)%
Eli Lilly & Co.	(2)	(2,523)
Merck & Co., Inc.	(16)	(2,081)
Pfizer, Inc.	(99)	(2,464)
(7,068)
Professional Services — (3.2)%
Automatic Data Processing, Inc.	(11)	(2,884)
Booz Allen Hamilton Holding Corp., Class A	(19)	(1,322)
Paychex, Inc.	(34)	(3,923)
Paycom Software, Inc.	(5)	(884)
Verisk Analytics, Inc., Class A	(14)	(2,796)
(11,809)
Residential REITs — (0.2)%
AvalonBay Communities, Inc.	(3)	(549)
Retail REITs — (1.7)%
NNN REIT, Inc.	(36)	(1,708)
Realty Income Corp.	(49)	(3,122)
Simon Property Group, Inc.	(5)	(1,253)
(6,083)
Semiconductors & Semiconductor Equipment — (2.9)%
Applied Materials, Inc.	(1)	(615)
ARM Holdings plc *	(5)	(1,068)
Marvell Technology, Inc.	(6)	(1,144)
Microchip Technology, Inc.	(45)	(3,313)
Monolithic Power Systems, Inc.	(1)	(2,034)
QUALCOMM, Inc.	(8)	(1,178)
Teradyne, Inc.	(4)	(1,392)
(10,744)
Software — (2.1)%
Adobe, Inc. *	(5)	(1,141)
Bill Holdings, Inc. *	(12)	(554)
Fair Isaac Corp. *	(2)	(2,767)
Oracle Corp.	(6)	(716)
Synopsys, Inc. *	(2)	(742)
Workday, Inc., Class A *	(11)	(1,738)
(7,658)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Specialized REITs — (0.2)%
Iron Mountain, Inc.	(5)	(652)
Specialty Retail — (1.3)%
Home Depot, Inc. (The)	(11)	(3,627)
TJX Cos., Inc. (The)	(8)	(1,310)
(4,937)
Technology Hardware, Storage & Peripherals — (4.4)%
Apple, Inc.	(11)	(3,532)
HP, Inc.	(168)	(4,583)
NetApp, Inc.	(28)	(4,953)
Sandisk Corp. *	(1)	(1,770)
Super Micro Computer, Inc. *	(44)	(1,244)
(16,082)
Textiles, Apparel & Luxury Goods — (0.4)%
NIKE, Inc., Class B	(39)	(1,634)
Trading Companies & Distributors — (0.9)%
Fastenal Co.	(66)	(3,138)
Total Common Stocks (Proceeds $(268,973))		(278,240)
Total Short Positions (Proceeds $(268,973))		(278,240)
Total Investments — 24.0% (Cost $34,484)		88,187
Other Assets in Excess of Liabilities — 76.0%		279,695
Net Assets — 100.0%		367,882

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $50,327.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(34)	09/18/2026	USD	(12,786)	72

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$366,427	$—	$—	$366,427
Total Liabilities for Securities Sold Short (a)	$(278,240)	$—	$—	$(278,240)
Appreciation in Other Financial Instruments
Futures Contracts (a)	$72	$—	$—	$72

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$162,816	$90,824	$(5)	$5	$71,992	71,985	$377	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.68% (a) (b)	73,284	198,095	271,367	1	(13)	—	—	1,614	—
Total	$73,284	$360,911	$362,191	$(4)	$(8)	$71,992		$1,991	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.